INCOME TAX	12 Months Ended
Dec. 31, 2020
INCOME TAX [Abstract]
INCOME TAX
NOTE 8 — INCOME TAX

The income tax provision for the year ended December 31, 2020 and for the period from February 28, 2019 (inception) through December 31, 2019 consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$2,645	$373,079
Deferred	—	—

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	—	—

Income tax provision	$2,645	$373,079

The Company did not have any net deferred tax assets or liabilities at December 31, 2020 and 2019.

As of December 31, 2020 and 2019, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business Combinations	(21.1)%	0.0%
Valuation allowance	0.0%	0.0%
Income tax provision	(0.1)%	21.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company's tax returns since inception remain open to examination by the taxing authorities.